Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-controlling interests [line items]
Revenue	$ 73,949	$ 15,190	$ 12,731
Net Profit (Loss)	(97,483)	(115,212)	(88,333)
Net Profit (Loss) attributable to NCI	(16,409)	(13,121)	(9,640)
Other comprehensive income	18,589	(6,000)	(19,122)
Total comprehensive income	(78,894)	(121,212)	(107,455)
Total comprehensive income attributable to NCI	(15,942)	(12,856)	$ (10,330)
Current assets	315,362	391,520
Non-current assets	154,109	75,949
Current liabilities	52,015	62,604
Non-current liabilities	108,610	49,395
Calyxt Inc. [member]
Disclosure of non-controlling interests [line items]
Revenue	22,892	7,294
Net Profit (Loss)	(43,902)	(40,142)
Net Profit (Loss) attributable to NCI	(16,409)	(13,121)
Other comprehensive income	(1,196)	(1,237)
Total comprehensive income	(45,098)	(41,378)
Total comprehensive income attributable to NCI	(15,942)	(12,856)
Current assets	39,590	63,528
Non-current assets	23,737	22,518
Current liabilities	6,945	6,642
Non-current liabilities	19,507	15,121
Net assets	36,875	64,283
Net assets attributable to NCI	$ 13,035	$ 19,973